THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC
LARGE CAP CORE ETF
JUNE 30, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 99.7%
	Shares	Value
Communication Services — 6.7%
Electronic Arts	1,351	$164,349
Live Nation Entertainment *	1,465	120,980
Omnicom Group	3,940	250,623
Walt Disney *	4,885	461,144
Warner Bros Discovery *	11,740	157,551

		1,154,647

Consumer Discretionary — 5.1%
CarMax *	1,377	124,591
Hasbro	1,051	86,056
PVH	2,033	115,678
Ross Stores	2,301	161,599
Starbucks	5,232	399,672

		887,596

Consumer Staples — 12.0%
Colgate-Palmolive	7,760	621,886
Costco Wholesale	1,938	928,845
Kimberly-Clark	3,959	535,059

		2,085,790

Financials — 18.0%
Everest Re Group	2,476	693,973
M&T Bank	5,338	850,824
Moody’s	2,298	624,987
Progressive	5,558	646,229
Willis Towers Watson	1,588	313,455

		3,129,468

Health Care — 9.0%
Agilent Technologies	1,109	131,716
Danaher	2,836	718,983
Incyte *	1,261	95,798
IQVIA Holdings *	1,270	275,577
Stryker	1,676	333,407

		1,555,481

Industrials — 6.6%
Allegion	845	82,725
Carrier Global	14,169	505,267
Expeditors International of Washington	1,813	176,695
Nielsen Holdings PLC	9,186	213,299
Xylem	2,218	173,403

		1,151,389

Information Technology — 32.5%
Adobe *	1,076	393,881
Advanced Micro Devices *	2,786	213,045
Amphenol, Cl A	7,962	512,594
Apple	6,413	876,785

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THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC
LARGE CAP CORE ETF
JUNE 30, 2022 (UNAUDITED)

COMMON STOCK** — continued
	Shares	Value
Information Technology — continued
CDW	1,057	$166,541
FleetCor Technologies *	1,140	239,525
Gartner *	1,253	303,013
International Business Machines	5,985	845,022
KLA	1,050	335,034
Lam Research	651	277,424
NetApp	2,031	132,503
NortonLifeLock	5,670	124,513
NVIDIA	3,304	500,853
Paychex	2,245	255,638
Salesforce *	1,961	323,643
Western Digital *	3,243	145,384

		5,645,398

Materials — 4.6%
Avery Dennison	2,110	341,546
International Flavors & Fragrances	3,858	459,565

		801,111

Real Estate — 5.2%
American Tower, Cl A ‡	1,763	450,605
Prologis ‡	3,755	441,776

		892,381

Total Common Stock
(Cost $20,186,786)		17,303,261

Total Investments - 99.7%
(Cost $20,186,786)		$17,303,261

Percentages are based on Net Assets of $17,351,283.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.

Cl — Class

PLC — Public Limited Company

As of June 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RAM-QH-001-0400

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